Offerings	Feb. 10, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock
Offering Note
An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered hereunder by Prospect Capital Corporation (the “registrant”) at indeterminate prices, and includes such indeterminate number of such securities as may, from time to time, be issued upon conversion, redemption, repurchase, exchange or exercise of other securities registered hereunder, to the extent any such other securities are, by their terms, convertible or exchangeable for such securities, including under any applicable anti-dilution provisions; warrants include an indeterminate number of warrants as may be sold, from time to time separately or in combination with other securities registered hereunder, representing rights to purchase common stock, preferred stock or debt securities.
In accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the registrant is deferring payment of all of the registration fees and will pay any registration fees subsequently in advance or on a pay-as-you-go basis.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock
Offering Note
An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered hereunder by Prospect Capital Corporation (the “registrant”) at indeterminate prices, and includes such indeterminate number of such securities as may, from time to time, be issued upon conversion, redemption, repurchase, exchange or exercise of other securities registered hereunder, to the extent any such other securities are, by their terms, convertible or exchangeable for such securities, including under any applicable anti-dilution provisions; warrants include an indeterminate number of warrants as may be sold, from time to time separately or in combination with other securities registered hereunder, representing rights to purchase common stock, preferred stock or debt securities.
In accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the registrant is deferring payment of all of the registration fees and will pay any registration fees subsequently in advance or on a pay-as-you-go basis.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities (3)
Offering Note
An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered hereunder by Prospect Capital Corporation (the “registrant”) at indeterminate prices, and includes such indeterminate number of such securities as may, from time to time, be issued upon conversion, redemption, repurchase, exchange or exercise of other securities registered hereunder, to the extent any such other securities are, by their terms, convertible or exchangeable for such securities, including under any applicable anti-dilution provisions; warrants include an indeterminate number of warrants as may be sold, from time to time separately or in combination with other securities registered hereunder, representing rights to purchase common stock, preferred stock or debt securities.
In accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the registrant is deferring payment of all of the registration fees and will pay any registration fees subsequently in advance or on a pay-as-you-go basis.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Offering Note
An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered hereunder by Prospect Capital Corporation (the “registrant”) at indeterminate prices, and includes such indeterminate number of such securities as may, from time to time, be issued upon conversion, redemption, repurchase, exchange or exercise of other securities registered hereunder, to the extent any such other securities are, by their terms, convertible or exchangeable for such securities, including under any applicable anti-dilution provisions; warrants include an indeterminate number of warrants as may be sold, from time to time separately or in combination with other securities registered hereunder, representing rights to purchase common stock, preferred stock or debt securities.
In accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the registrant is deferring payment of all of the registration fees and will pay any registration fees subsequently in advance or on a pay-as-you-go basis.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Subscription Rights
Offering Note
An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered hereunder by Prospect Capital Corporation (the “registrant”) at indeterminate prices, and includes such indeterminate number of such securities as may, from time to time, be issued upon conversion, redemption, repurchase, exchange or exercise of other securities registered hereunder, to the extent any such other securities are, by their terms, convertible or exchangeable for such securities, including under any applicable anti-dilution provisions; warrants include an indeterminate number of warrants as may be sold, from time to time separately or in combination with other securities registered hereunder, representing rights to purchase common stock, preferred stock or debt securities.
In accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the registrant is deferring payment of all of the registration fees and will pay any registration fees subsequently in advance or on a pay-as-you-go basis.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Offering Note
An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered hereunder by Prospect Capital Corporation (the “registrant”) at indeterminate prices, and includes such indeterminate number of such securities as may, from time to time, be issued upon conversion, redemption, repurchase, exchange or exercise of other securities registered hereunder, to the extent any such other securities are, by their terms, convertible or exchangeable for such securities, including under any applicable anti-dilution provisions; warrants include an indeterminate number of warrants as may be sold, from time to time separately or in combination with other securities registered hereunder, representing rights to purchase common stock, preferred stock or debt securities.
In accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the registrant is deferring payment of all of the registration fees and will pay any registration fees subsequently in advance or on a pay-as-you-go basis.

Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock
Carry Forward Form Type	N-2
Carry Forward File Number	333-269714
Carry Forward Initial Effective Date	Feb. 10, 2023
Offering Note	Included as part of Unallocated (Universal) Shelf. Pursuant to Rule 415(a)(6) under the Securities Act, this registration statement covers a total of $353,267,246 of unsold securities that had previously been registered under the registrant’s registration statement on Form N-2, filed with the Securities and Exchange Commission (the “SEC”) on February 10, 2023 (No. 333-269714) (the “Prior Registration Statement”) and remain unsold as of the date hereof. The $353,267,246 of such unsold securities and the registration fee paid by the registrant for such unsold securities is being carried forward to this registration statement and will continue to be applied to such unsold securities pursuant to Rule 415(a)(6). Pursuant to Rule 415(a)(6), the offering of the unsold securities registered under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Stock
Carry Forward Form Type	N-2
Carry Forward File Number	333-269714
Carry Forward Initial Effective Date	Feb. 10, 2023
Offering Note	Included as part of Unallocated (Universal) Shelf. Pursuant to Rule 415(a)(6) under the Securities Act, this registration statement covers a total of $353,267,246 of unsold securities that had previously been registered under the registrant’s registration statement on Form N-2, filed with the Securities and Exchange Commission (the “SEC”) on February 10, 2023 (No. 333-269714) (the “Prior Registration Statement”) and remain unsold as of the date hereof. The $353,267,246 of such unsold securities and the registration fee paid by the registrant for such unsold securities is being carried forward to this registration statement and will continue to be applied to such unsold securities pursuant to Rule 415(a)(6). Pursuant to Rule 415(a)(6), the offering of the unsold securities registered under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities (3)
Carry Forward Form Type	N-2
Carry Forward File Number	333-269714
Carry Forward Initial Effective Date	Feb. 10, 2023
Offering Note
Debt securities may be issued at an original issue discount or at a premium.
Included as part of Unallocated (Universal) Shelf. Pursuant to Rule 415(a)(6) under the Securities Act, this registration statement covers a total of $353,267,246 of unsold securities that had previously been registered under the registrant’s registration statement on Form N-2, filed with the Securities and Exchange Commission (the “SEC”) on February 10, 2023 (No. 333-269714) (the “Prior Registration Statement”) and remain unsold as of the date hereof. The $353,267,246 of such unsold securities and the registration fee paid by the registrant for such unsold securities is being carried forward to this registration statement and will continue to be applied to such unsold securities pursuant to Rule 415(a)(6). Pursuant to Rule 415(a)(6), the offering of the unsold securities registered under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	N-2
Carry Forward File Number	333-269714
Carry Forward Initial Effective Date	Feb. 10, 2023
Offering Note	Included as part of Unallocated (Universal) Shelf. Pursuant to Rule 415(a)(6) under the Securities Act, this registration statement covers a total of $353,267,246 of unsold securities that had previously been registered under the registrant’s registration statement on Form N-2, filed with the Securities and Exchange Commission (the “SEC”) on February 10, 2023 (No. 333-269714) (the “Prior Registration Statement”) and remain unsold as of the date hereof. The $353,267,246 of such unsold securities and the registration fee paid by the registrant for such unsold securities is being carried forward to this registration statement and will continue to be applied to such unsold securities pursuant to Rule 415(a)(6). Pursuant to Rule 415(a)(6), the offering of the unsold securities registered under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.
Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Subscription Rights
Carry Forward Form Type	N-2
Carry Forward File Number	333-269714
Carry Forward Initial Effective Date	Feb. 10, 2023
Offering Note	Included as part of Unallocated (Universal) Shelf. Pursuant to Rule 415(a)(6) under the Securities Act, this registration statement covers a total of $353,267,246 of unsold securities that had previously been registered under the registrant’s registration statement on Form N-2, filed with the Securities and Exchange Commission (the “SEC”) on February 10, 2023 (No. 333-269714) (the “Prior Registration Statement”) and remain unsold as of the date hereof. The $353,267,246 of such unsold securities and the registration fee paid by the registrant for such unsold securities is being carried forward to this registration statement and will continue to be applied to such unsold securities pursuant to Rule 415(a)(6). Pursuant to Rule 415(a)(6), the offering of the unsold securities registered under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.
Offering: 13
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	N-2
Carry Forward File Number	333-269714
Carry Forward Initial Effective Date	Feb. 10, 2023
Offering Note	Included as part of Unallocated (Universal) Shelf. Pursuant to Rule 415(a)(6) under the Securities Act, this registration statement covers a total of $353,267,246 of unsold securities that had previously been registered under the registrant’s registration statement on Form N-2, filed with the Securities and Exchange Commission (the “SEC”) on February 10, 2023 (No. 333-269714) (the “Prior Registration Statement”) and remain unsold as of the date hereof. The $353,267,246 of such unsold securities and the registration fee paid by the registrant for such unsold securities is being carried forward to this registration statement and will continue to be applied to such unsold securities pursuant to Rule 415(a)(6). Pursuant to Rule 415(a)(6), the offering of the unsold securities registered under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.
Offering: 14
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 353,267,246
Carry Forward Form Type	N-2
Carry Forward File Number	333-269714
Carry Forward Initial Effective Date	Feb. 10, 2023
Offering Note	Included as part of Unallocated (Universal) Shelf. Pursuant to Rule 415(a)(6) under the Securities Act, this registration statement covers a total of $353,267,246 of unsold securities that had previously been registered under the registrant’s registration statement on Form N-2, filed with the Securities and Exchange Commission (the “SEC”) on February 10, 2023 (No. 333-269714) (the “Prior Registration Statement”) and remain unsold as of the date hereof. The $353,267,246 of such unsold securities and the registration fee paid by the registrant for such unsold securities is being carried forward to this registration statement and will continue to be applied to such unsold securities pursuant to Rule 415(a)(6). Pursuant to Rule 415(a)(6), the offering of the unsold securities registered under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.